Goodwill and Other Intangible Assets Narrative (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets	$ 5.8	$ 5.5	$ 3.0
Weighted-average life of both our total finite-lived intangible assets and the largest component, Developed technology rights	11
Indefinite Lived Brands [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	26.00%
Indefinite Lived Brands [Member] | Nutrition [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	23.00%
Indefinite Lived Brands [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	51.00%
In Process Research And Development [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	14.00%
In Process Research And Development [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	8.00%
In Process Research And Development [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	14.00%
In Process Research And Development [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	2.00%
In Process Research And Development [Member] | Oncology [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	5.00%
In Process Research And Development [Member] | Worldwide Research and Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Indefinite-lived Intangible Asset Unamortized Costs By Segment	57.00%
Developed Technology Rights [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	64.00%
Developed Technology Rights [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	17.00%
Developed Technology Rights [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	15.00%
Developed Technology Rights [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	2.00%
Developed Technology Rights [Member] | Oncology [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	1.00%
Developed Technology Rights [Member] | Nutrition [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	1.00%
Finite Lived Brands [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	29.00%
Finite Lived Brands [Member] | Animal Health [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	14.00%
Finite Lived Brands [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage Of Finite-lived Intangible Asset Amortized Cost By Segment	57.00%